Long-Term Debt and Interest Rate Swap Arrangements (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt
Long-term debt consisted of the following:

	December 31,
(in millions)	2013	2012
7.125% Senior Secured Notes due 2017	$—	500
7.5% Senior Secured Notes due 2019, net of original issue discount	761	988
7.375% Senior Secured Notes due 2020	500	500
5.125% Senior Secured Notes due 2022	500	500
4.375% Senior Secured Notes due 2023, net of original issue discount	750	—
5.95% Senior Secured Notes due 2043, net of original issue discount	300	—
Senior secured credit facility	922	903
Capital lease obligations	80	86
Total debt	3,813	3,477
Less current portion	(13)	(12)
Long-term portion of debt and capital lease obligations	$3,800	3,465